Financial Risk Management - Credit Risk - Counterparties to derivative contracts (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Management
Total derivative assets	$ 2,081.9	$ 1,291.4
Obligations that may be offset under net settlement arrangements	(99.8)	(38.2)
Fair value of collateral deposited for the benefit of the company	(1,931.3)	(1,063.4)
Excess collateral pledged by the company in favour of counterparties	5.4	9.2
Net derivative counterparty exposure after net settlement and collateral arrangements	56.2	199.0
Cash
Financial Risk Management
Financial assets pledged as collateral	51.5	50.0
Government securities
Financial Risk Management
Financial assets pledged as collateral	$ 1,919.2	$ 1,015.1